Property, Plant and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	September 30,	As of March 31，
	2024	2025	2025
	RMB	RMB	US$
Computer and office equipment	99,255	99,255	13,678
Less: accumulated depreciation	(93,670)	(97,151)	(13,388)
Total	5,585	2,104	290